Net Income (Loss)Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net Income (Loss) Attributable to Parent	$ (158,162)	$ (5,800,317)	$ (14,995,895)	$ 23,260,347
Weighted average shares outstanding for net income (loss) attributable to AdaptHealth Corp.:
Basic and diluted weighted average shares outstanding	41,976,560	13,863,570	22,557,213	11,899,898
Basic and diluted net (loss) income per share attributable to Class A shareholders			$ (0.66)	$ 1.95